Property and Equipment	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2013	2012
Land and land improvements	$21,152	$21,147
Buildings and fixtures	179,209	176,940
Broadcast equipment and other	319,912	311,907
Total property and equipment	520,273	509,994
Less accumulated depreciation	(299,195)	(268,503)
Property and equipment, net	$221,078	$241,491

We recorded depreciation expense of $46.9 million, $32.1 million and $26.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.

LIN Television
Entity Information [Line Items]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2013	2012
Land and land improvements	$21,152	$21,147
Buildings and fixtures	179,209	176,940
Broadcast equipment and other	319,912	311,907
Total property and equipment	520,273	509,994
Less accumulated depreciation	(299,195)	(268,503)
Property and equipment, net	$221,078	$241,491

We recorded depreciation expense of $46.9 million, $32.1 million and $26.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.